6. Operating expenses	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Operating expenses
6.1.	Cost of sales

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Inventories at beginning of each year	1,091,527	619,038	556,717

Purchases and operating expenses for each year:
Purchases	3,650,420	14,143,878	4,596,440
Operating expenses (Note 6.2)	13,535,804	12,136,338	9,050,861
	17,186,224	26,280,216	13,647,301

Inventories at the end of each year	(1,462,347)	(1,091,527)	(619,035)
	16,815,404	25,807,727	13,584,983

6.2.	Operating, administrative and selling expenses

	2020		2019		2018
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	2,890,592	1,089,988	3,225,925	1,188,407	2,871,250	1,152,991
Other long-term employee benefits	104,394	22,490	93,700	9,516	58,833	9,496
Depreciation of property, plant and equipment	3,620,674	-	2,681,250	334	2,392,834	-
Amortization of intangible assets	2,334,299	-	1,934,797	-	732,317	-
Purchase of energy and power	143,435	-	127,500	-	92,459	2,915
Fees and compensation for services	939,144	795,693	580,305	1,010,261	518,961	718,146
Maintenance expenses	1,762,492	188,738	1,788,105	186,095	1,007,394	324,170
Consumption of materials and spare parts	512,160	-	642,269	-	337,785	513
Insurance	716,242	31,585	469,846	17,848	505,715	7,353
Levies and royalties	448,404	-	523,254	-	467,184	-
Taxes and assessments	51,550	353,682	46,248	273,365	42,826	101,472
Tax on bank account transactions	6,546	449,234	6,704	855,446	5,183	536,821
Others	5,872	41,193	16,435	43,861	18,120	55,786
Total	13,535,804	2,972,603	12,136,338	3,585,133	9,050,861	2,909,663